S000093541 [Member] Performance Management - NexPoint Credit Catalyst Fund	Jun. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Fund commenced operations on July 2, 2025. Because the Fund has not been in operation for a full calendar year, calendar year total return information is not available and no bar chart or average annual total return table is presented. Performance information will be included in a future prospectus after the Fund has completed a full calendar year of operations.

Performance One Year or Less [Text]	The Fund commenced operations on July 2, 2025. Because the Fund has not been in operation for a full calendar year, calendar year total return information is not available and no bar chart or average annual total return table is presented. Performance information will be included in a future prospectus after the Fund has completed a full calendar year of operations.